UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
December 31, 2002

Check here is amendment [   ]  Amendment Number:
This Amendment 		[   ]  is a restatement
				[   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Presidio Management
Address:	44 Montgomery Street, Suite 2110
		San Francisco, CA 94104

Form 13F File Number:  28-7848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		William J. Brady
Title:	General Partner
Phone:	415-433-0610

Signature, Place and Date of Signing:

William J. Brady	San Francisco, CA		February 7, 2003








Report Type	(Check only one.):
[ X ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT.  (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  67

Form 13F Information Table Value Total:  $76,522(thousands)

List of Other Included Managers:  None

Provide a numbered list of the names(s) and Form 13F file
number(s) of all institutional investment managers with
respect to which this report is filed, other than the
manager filing this report.   NONE


Form 13F Information Table:

(1)                (2)    (3)         (4)         (5)     (6)    (7)   (8)
                                    Value       Total  Invstmnt Other  Voting
Name of Issuer  Class   CUSIP     (in $000's)   shares  DSCRETN  Mgr  Authrty

AEW Real Estate Common  00104H107       270     18,000    Sole   n/a     none
Agile Software  Common  00846X105     2,322    300,000    Sole   n/a     none
Alliance Image  Common  018606202     1,166    220,000    Sole   n/a     none
Apart Invst Tst Pref    03748R846       131      5,000    Sole   n/a     none
Bentley Pharm   Common  082657107     1,232    153,000    Sole   n/a     none
Brocade         Common  111621108       621    150,000    Sole   n/a     none
Cable & Assoc   Pref    124830308       260      5,000    Sole   n/a     none
Cardiac Science Common  141410209       179     81,043    Sole   n/a     none
Cerner Corp     Common  156782104       938     30,000    Sole   n/a     none
Coinstar        Common  19259P300     2,831    125,000    Sole   n/a     none
Collagenex      Common  19419B100       949    100,000    Sole   n/a     none
Corts-Disney    Pref    22082D205       250     10,000    Sole   n/a     none
Corts-Safeco    Pref    22081S203       256     10,000    Sole   n/a     none
Corts-Sunamer.  Pref    22082A201       262     10,000    Sole   n/a     none
Curative Health Common  231264102     1,553     90,000    Sole   n/a     none
Develop Realty  Pref    251591806       253     10,000    Sole   n/a     none
Edison          Pref    209115203       263     10,000    Sole   n/a     none
Entergy Arkans  Pref    29364D795       204      8,000    Sole   n/a     none
Enzon Pharm     Common  293904108     2,215    132,500    Sole   n/a     none
Equity Office P Pref    294741871       512     20,000    Sole   n/a     none
Fargo Electronc Common  30744P102       873    100,000    Sole   n/a     none
Financial Sec   Pref    31769P506       200      8,000    Sole   n/a     none
Finish Line     Common  317923100       739     70,000    Sole   n/a     none
Garts Sports    Common  366630101       387     20,000    Sole   n/a     none
General Elec    Pref    369622527       267     10,000    Sole   n/a     none
General Elec    Pref    369622519       191      7,500    Sole   n/a     none
Georgia Power   Pref    37333R308       520     20,000    Sole   n/a     none
Hancock         Pref    41013W108       245     10,000    Sole   n/a     none
Hollywood Ent   Common  436141105     1,693    112,100    Sole   n/a     none
ING Groep NV    Pref    456837301       177      7,000    Sole   n/a     none
ING Group NV    Pref    456837202       251     10,000    Sole   n/a     none
Lab Corp of Am  Common  50540R409       813     35,000    Sole   n/a     none
LMLP Payment Sy Common  50208P109       550     40,000    Sole   n/a     none
Martek Biosci.  Common  572901106     2,003     80,000    Sole   n/a     none
Mathstar        Pref    576801104     1,000    285,715    Sole   n/a     none
MBNA            Pref    55266J200       505     20,000    Sole   n/a     none
Medix Resources Common  585011109       950  1,283,300    Sole   n/a     none
Microstrategy   Pref    594972AA9     1,191     32,600    Sole   n/a     none
Molecular Diag. Common  60851R104       856  5,347,015    Sole   n/a     none
Mothers Work    Common  619903107     2,642     75,000    Sole   n/a     none
MTR Gaming      Common  553769100     2,388    300,000    Sole   n/a     none
Multimedia Game Common  625453105       824     30,000    Sole   n/a     none
Netegrity       Common  64110P107     2,602    800,000    Sole   n/a     none
Netscreen       Common  64117V107     3,873    230,000    Sole   n/a     none
Nuveen          Common  67072C105       300     20,000    Sole   n/a     none
Nuveen          Pref    67071S101       150     10,000    Sole   n/a     none
Odyssey Health  Common  67611V101     3,470    100,000    Sole   n/a     none
Option Care     Common  683948103     2,786    350,000    Sole   n/a     none
Penn National   Common  707569109       460     29,000    Sole   n/a     none
Pimco Corp      Common  72201B101       225     15,000    Sole   n/a     none
Qualcomm        Common  747525103       910     25,000    Sole   n/a     none
Quest Diagnostc Common  74834L100     2,276     40,000    Sole   n/a     none
Rational Softwr Common  75409P202     2,078    200,000    Sole   n/a     none
Regeneration    Common  75886N100     7,123    703,900    Sole   n/a     none
Select Comfort  Common  81616X103     1,880    200,000    Sole   n/a     none
Scientific Game Common  80874P109     3,630    500,000    Sole   n/a     none
Scudder Rreef   Common  81119Q100       149     10,000    Sole   n/a     none
Ultimate Elect. Common  903849107       508     50,000    Sole   n/a     none
United Surgical Common  913016309     2,187    140,000    Sole   n/a     none
US Bancorp      Pref    90335U209       282     11,000    Sole   n/a     none
Verisign        Common  92343E102     1,684    210,000    Sole   n/a     none
Verizon New Eng Pref    92344R201       193      7,500    Sole   n/a     none
Virginia Power  Pref    928083203       264     10,000    Sole   n/a     none
Wachovia Bank   Pref    92977V206       152      6,000    Sole   n/a     none
Waste Connects  Common  941053100     3,089     80,000    Sole   n/a     none
XL Capital      Pref    G98255303       188      7,500    Sole   n/a     none
Zions Capital   Pref    989703202       131      5,000    Sole   n/a     none